Related Parties (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of transactions between related parties [line items]
Related Parties

18	Related Parties

(a)	The Group’s main related parties are as follows:

Cullen Group is incorporated in New Zealand and owns 6.9% of Naked Brand Group Limited (31 January 2018: 71.8% of Bendon Limited).

Key management personnel

Other related parties include close family members of key management personnel and entities that are controlled or significantly influenced by those key management personnel or their close family members.

(b)	Loans to/from related parties

	Opening balance NZ$	Closing balance NZ$	Interest not charged NZ$	Interest paid/payable NZ$	Impairment NZ$

Loans to related parties
Cullen Investments Limited - 31 July 2018	11,535,677	12,791,201
Cullen Investments Limited - 31 January 2018	13,051,321	11,535,677	-	-	-
Whitespace Atelier Limited - 31 July 2018	272,665	722,385
Whitespace Atelier Limited - 31 January 2018	-	272,665	-	-	-
FOH Online Inc. - 31 July 2018	3,518,009	2,488,487
FOH Online Inc. - 31 January 2018	-	3,518,009	-	-	-

Loans from related parties
Naked Inc. - 31 July 2018	(1,368,577)	-
Naked Inc. - 31 January 2018	-	(1,368,577)	-	-	-

During the period presented transactions with Cullen Investments Limited include Cullen Investments Limited costs paid by the Group of $1,255,524 (31 January 2018: a recovery of $1,515,644), which does not relate to Bendon Ltd’s trading such as director costs and employee time.

Whitespace Atelier Limited (“Whitespace”) is owned by a KMP at Bendon Limited. Beginning 1 Feb 2017, Whitespace was engaged by the Group to procure stock from various suppliers at competitive prices. During the year ended 31 July 2018, purchases amounting to $6,687,559 (6 months to 31 January 2018: $11,283,526) have been made from Whitespace. As at 31 July 2018, the Group has made prepayments to Whitespace amounting to $722,385 (31 January 2018: 272,665).

Subsequent to the merger with Naked Brand Group Inc. on 19th June 2018, Naked Brand Group Inc. became part of the Group as at 31 July 2018. The balances between the subsidiaries are eliminated in the Group Balance Sheet (31 January 2018: $1,368,557).

FOH Online Corp is owned by Cullen Invenstment Limited who owns 6.9% shares of Naked Brand Group Limited. Under the current licence agreement between FOH Online Corp and Bendon Limited, the consolidated statement of comprehensive income for the half year ended 31 July 2018 includes revenue and net loss before tax of $11,233,239 (6 months to 31 July 2017: nil) and $952,729 (6 months to 31 July 2017: nil) respectively .. As at 31 July 2018, the Group has a receivable balance with FOH Online Corp. of $2,488,487 (31 January 2018: $3,518,009).

Bendon Limited [Member]
Disclosure of transactions between related parties [line items]
Related Parties

31	Related Parties

(a)	The Group’s main related parties are as follows:

The ultimate parent entity, which exercises control over the Group, is Cullen Group which is incorporated in New Zealand and owns 71.8% of Bendon Limited.

Key management personnel - refer to Note 27.

Other related parties include close family members of key management personnel and entities that are controlled or significantly influenced by those key management personnel or their close family members.

(b)	Loans (to)/from related parties

	Opening		Closing	Interest not	Interest
	balance		balance	charged	paid/payable	Impairment
	NZ$		NZ$	NZ$	NZ$	NZ$

Loans from related parties
Cullen Investments Limited - 31 January 2018	13,051,321		11,535,677	-	-	-
Cullen Investments Limited - 31 January 2017	9,613,014		13,051,321	-	-	-
Cullen Investments Limited - 30 June 2016	4,010,083		9,613,014	-	-	-
Cullen Investments Limited - 30 June 2015	3,381,579		4,010,083	-	-	-
Whitespace Atelier Limited - 31 January 2018	-		272,665	-	-	-
Whitespace Atelier Limited - 31 January 2017	-		-	-	-	-

Loans to related parties
Naked Inc. - 31 January 2018	-		(1,368,577)	-	-	-
Naked Inc. - 31 January 2017	-		-	-	-	-
PS Holdings No. 2 Pty Limited - 30 June 2015	(21,078)		-	-	-	-
FOH Online Inc. – 31 January 2018		-	3,518,009

During the period presented transactions with Cullen Investments Limited include a recovery for Cullen Investments Limited costs paid for by Bendon Group of $1,515,644 (2017: $3,438,307, 2016: $2,056,676, 2015: $628,604), which does not relate to Bendon Ltd’s trading such as director costs and employee time. Cullen require assistance with investment appraisal activities and Bendon provides these services to Cullen. There is no foreign currency option contract in current period (2017: $1,012,871, 2016: 3,546,255, 2015: Nil). During the period the Cullen Group provided services to Bendon and Bendon provided services in New Zealand and Australia of the Cullen Group. Cullen Group has also assisted the Company with various cashflow requirements over the year. The loans to Bendon are separately set out in note 16 and is classified as a subordinated loan. The rest of the trading between Bendon and Cullen Group is included in the receivable loan account. This amount is expected to be settled in the next 12 months.

Whitespace Atelier Limited (“Whitespace”) is owned by a KMP at Bendon Limited. Beginning 1 Feb 2017, Whitespace is engaged by the Group to procure stock from various suppliers at competitive prices. During the year ended 31 January 2018, purchases amounting to $13,281,727 have been made from Whitespace. As at 31 January 2018, the Group has made prepayments to Whitespace amounting to $272,665 (31 January 2017 : Nil).

As at 31 January 2018, the Group has a payable balance with Naked Brand Inc. of $1,368,577 (2017: nil). On October 4, 2017, the Group entered into a consignment agreement with Naked Brand Group Inc. for the purpose of facilitating a sale of the consigned goods by the Group. As at 31 January 2018, the amount owing to Naked Brand Group Inc. is $608,480 in relation to this agreement. Also within the related party payable balance, it also includes payable of $430,420 for expenses incurred by Naked on behalf of the Group, and payable of $329,677 for fourth quarter operating loss reimbursement payable per the Second Amendment to the Merger Agreement.

On 31 December 2017, Cullen Investments Limited acquired FOH Online Corp. with 100% voting shares. Under the current licence agreement between FOH Online Corp and Bendon Limitd, the consolidated statement of comprehensive income for the year ended 31 January 2018 includes revenue and net loss before tax of $1,078,077 and $617,814 respectively (31 January 2017: nil) . As at 31 January 2018, the Group has a receivable balance with FOH Online Corp. of $3,518,009 (31 January 2017: nil).

As at 31 January 2018, the Group has subordinated loans with EJ Group Limited which is a company owned by Eric Watson, who is also an ultimate shareholder of Bendon. The subordinated loans are also disclosed in note 16.